Earnings Per Share (Computation Of Basic And Diluted Earnings Per Common Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Earnings Per Share [Abstract]
Net income (loss) attributable to common shareholders, Continuing operations	$ (4,021)							$ (3,168)										$ (13,387)		$ (7,674)		$ (6,373)
Net income (loss) attributable to common shareholders, Discontinued operations	(874)							(1,454)										8		(11,245)		(5,686)
Net loss attributable to common shareholders - total	$ (4,895)	$ (7,250)		$ (3,102)		$ 1,595		$ (4,622)		$ (8,592)		$ (1,781)		$ (4,478)		$ (4,068)		$ (13,379)		$ (18,919)		$ (12,059)
Weighted average number of common shares - basic	2,887,616							2,883,804										2,885,041		2,872,218		2,819,548
Net income (loss) attributable to common shareholders per weighted average common share, Continuing operations	$ (1.39)	$ (2.41)		$ (0.39)		$ (0.74)		$ (1.10)		$ (1.07)		$ 0.53		$ (1.08)		$ (1.04)		$ (4.64)		$ (2.66)		$ (2.25)
Net income (loss) attributable to common shareholders per weighted average common share, Discontinued operations	$ (0.31)	$ (0.10)	[1]	$ (0.69)	[1]	$ 1.29	[1]	$ (0.50)	[1]	$ (1.92)	[1]	$ (1.15)	[1]	$ (0.48)	[1]	$ (0.38)	[1]	$ 0.00	[1]	$ (3.93)	[1]	$ (2.03)
EPS Basic and Diluted	$ (1.70)	$ (2.51)	[1]	$ (1.08)	[1]	$ 0.55	[1]	$ (1.60)	[1]	$ (2.99)	[1]	$ (0.62)	[1]	$ (1.56)	[1]	$ (1.42)	[1]	$ (4.64)	[1]	$ (6.59)	[1]	$ (4.28)

[1]	Quarterly EPS data does not add to total year, due to rounding